Santander Group - Agreement with Credit Agricole (Details)	Apr. 17, 2019
CACEIS Group [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity	69.50%
IFRS Scenario Plan [Member] | SPAIN
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	100.00%
IFRS Scenario Plan [Member] | CACEIS Group [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest held following transaction	30.50%
IFRS Scenario Plan [Member] | CACEIS Group [Member] | Latin America
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	49.99%